September 18, 2006

Re:          TriMas Corporation

Ladies and Gentlemen:

Attached for filing with the Securities and Exchange Commission (the “Commission”) at the request and on the behalf of TriMas Corporation (the “Company”) pursuant to the Securities Act of 1933, as amended, is Amendment No. 1 to the Registration Statement on Form S-1 (the “Registration Statement”) filed on August 3, 2006 (File No. 333-136263), with exhibits, and a response letter to the Staff’s comments contained in its letter dated August 30, 2006, submitted electronically via the EDGAR system, for an initial public offering of the Company’s Common Stock.

Please call me at (212) 701-3036  should you have any questions or comments with regard to this matter.

Sincerely,

/s/ Douglas Horowitz

Douglas Horowitz

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

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